PROPERTY AND EQUIPMENT, NET - Schedule of Property and Equipment, Net (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Property, Plant and Equipment
Property and equipment, gross	¥ 5,921,463	$ 858,531	¥ 5,446,524
Less: accumulated depreciation	(3,788,469)	(549,276)	(3,082,421)
Property and equipment, net	2,132,994	309,255	2,364,103
Electronic equipment
Property, Plant and Equipment
Property and equipment, gross	5,421,548	786,051	5,123,149
Office equipment and fixtures
Property, Plant and Equipment
Property and equipment, gross	15,376	2,229	15,462
Data center machinery and equipment
Property, Plant and Equipment
Property and equipment, gross	319,652	46,345	144,328
Building
Property, Plant and Equipment
Property and equipment, gross	161,428	23,405	15,768
Construction in progress
Property, Plant and Equipment
Property and equipment, gross	¥ 3,459	$ 501	¥ 147,817